Note 4 - Discontinued Operations	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
4.	Discontinued operations

Discontinued operations include four businesses: (i) FirstService (which comprises Old FSV’s Residential Real Estate Services and Property Services segments); (ii) an REO rental operation (previously reported in Old FSV’s Residential Real Estate Services segment); (iii) a US-based commercial real estate consulting operation (previously reported in Old FSV’s Commercial Real Estate Services segment); and (iv) Field Asset Services (previously reported in Old FSV’s Property Services segment).

The Spin-off of FirstService was completed on June 1, 2015, resulting in the distribution of one FirstService share of the same class as each Old FSV share previously held to all shareholders. The Spin-off distribution was accounted for at the carrying amount, without gain or loss, and resulted in a reduction of shareholders’ equity of $138,396.

Colliers and FirstService were separated into two independent public companies to enable each company to intensify its focus on its distinct brand, customers and industry dynamics and also have the flexibility to pursue independent value creation strategies while optimizing its capital structure and financial resources.

In April 2014, the Company completed the sale of its REO rental operation for cash consideration of $1,500. The pre-tax loss on disposal was $1,601, before income tax recovery of $773 resulting in a net loss of $828. In July 2014, the Company completed the sale of a US-based commercial real estate consulting operation for cash consideration of $12,100. The pre-tax gain on disposal was $6,607, before income tax expense of $3,023 resulting in a net gain of $3,584.

On September 30, 2013, the Company completed the sale of its Field Asset Services operation for cash consideration of $49,460 (net of cash disposed of $5,177). The pre-tax loss on disposal was $7,158, before an income tax recovery of $3,100, resulting in a net loss of $4,058.

	2015	2014	2013

Revenues	$479,636	$1,132,002	$1,038,087

Cost of revenues	340,941	800,046	731,203
Selling, general and administrative expenses	106,894	249,481	221,520
Depreciation	7,566	17,634	15,605
Amortization of intangible assets	4,253	8,744	23,606
Acquisition-related items	214	723	655
Operating earnings	19,768	55,374	45,498

Interest expense, net	993	6,932	12,826
Other expense	147	255	27
Earnings before income tax	18,628	48,187	32,645

Income tax expense	9,216	13,593	9,823
Net operating earnings from discontinued operations	9,412	34,594	22,822

Net gain (loss) on disposal	-	2,756	(4,058)
Net earnings from discontinued operations	$9,412	$37,350	$18,764

Non-controlling interest share of earnings	4,566	3,426	1,480
Non-controlling interest redemption increment	3,742	10,117	14,004
Net earnings (loss) from discontinued operations attributable to Company	$1,104	$23,807	$3,280

Net earnings (loss) per share from discontinued operations
Basic	$0.03	$0.66	$0.10
Diluted	0.03	0.65	0.10

The following table shows the assets and liabilities distributed upon the Spin-off of FirstService on June 1, 2015 and the assets and liabilities held for Spin-off as of December 31, 2014. The amounts allocated to goodwill represent the goodwill within the reporting units comprising the Residential Real Estate Services and Property Services segments of Old FSV.

	June 1, 2015	December 31, 2014
Cash and cash equivalents	$38,700	$66,790
Accounts receivable, net of allowance	129,758	115,143
Income tax recoverable, net	6,027	16,262
Inventories	12,076	9,489
Prepaids and other assets	23,461	24,372
Deferred income tax	18,982	18,667
Current assets	229,004	250,723
Capital assets	56,254	55,203
Other assets and receivables	3,109	4,736
Deferred income tax	9,153	4,572
Intangible assets	83,911	82,877
Goodwill	215,888	217,433
Non-current assets	368,315	364,821
Total assets	$597,319	$615,544

Accounts payable	$40,883	$24,687
Accrued liabilities	59,418	55,563
Contingent acquisition consideration	4,729	4,586
Income tax payable, net	-	5,650
Unearned revenue	31,736	16,079
Long-term debt	1,006	17,725
Deferred income tax	1,804	1,804
Current liabilties	139,576	126,094
Long-term debt	224,915	221,632
Contingent acquisition consideration	2,078	1,509
Deferred income tax	14,023	14,236
Other liabilities	12,117	12,398
Non-current liabilities	253,133	249,775
Redeemable non-controlling interests	66,214	80,926
Total liabilities	$458,923	$456,795